OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON CURRENT ASSETS [Abstract]
Other Non-current Assets
(in thousands of $)	2012	2011
Other long term assets	3,460	39
Mark-to-market cross currency interest rate swaps valuation relating to high-yield bonds (see note 24)	1,819	—
Other non-current assets	5,279	39